UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	2/28/2018

Item 1 – Reports to Stockholders

     PRUDENTIAL NATIONAL MUNI FUND, INC.

SEMIANNUAL REPORT

FEBRUARY 28, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential National Muni Fund, Inc.	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential National Muni Fund, Inc.	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential National Muni Fund, Inc. informative and useful. The report covers performance for the six-month period ended February 28, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed PGIM Funds. All mutual funds and closed-end funds will replace “Prudential” in their name with “PGIM.” Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential National Muni Fund, Inc.

April 16, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential National Muni Fund, Inc.	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/18 (without sales charges)	Average Annual Total Returns as of 2/28/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–1.16	–2.02	1.22	3.82	—
Class B	–1.33	–3.19	1.62	3.98	—
Class C	–1.54	0.30	1.29	3.53	—
Class Q	–0.75**	N/A	N/A	N/A	N/A (12/4/17)
Class Z	–0.98	2.31	2.32	4.50	—
Bloomberg Barclays Municipal Bond Index	–1.24	2.50	2.57	4.66	—
Lipper General & Insured Municipal Debt Funds Average	–0.83	2.80	2.32	4.35	—

*Not annualized

**Since Inception

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class Q***	Class Z*
Maximum initial sales charge	4.00% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 4 of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index (the Index) is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General & Insured Municipal Debt Funds Average—The Lipper General & Insured Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential National Muni Fund, Inc.	9

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/18 (%)
AAA	15.2
AA	44.7
A	26.4
BBB	11.3
BB	0.2
B	1.3
CC	0.6
Not Rated	0.4
Cash/Cash Equivalents	–0.0
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Value may not sum to 100% due to rounding.

Distributions and Yields as of 2/28/18
	Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.25	1.95	3.10	3.29	1.95	3.10	3.29
Class B	0.22	1.67	2.65	2.82	1.67	2.65	2.82
Class C	0.19	1.24	1.97	2.09	1.24	1.97	2.09
Class Q	0.14	2.20	3.49	3.72	–79.14	–125.62	–133.68
Class Z	0.26	2.25	3.57	3.80	2.25	3.57	3.80

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential National Muni Fund, Inc.	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$988.40	0.83%	$4.09
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class B	Actual	$1,000.00	$986.70	1.21%	$5.96
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06
Class C	Actual	$1,000.00	$984.60	1.64%	$8.07
	Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Class Q	Actual**	$1,000.00	$992.50	0.61%	$1.43
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06
Class Z	Actual	$1,000.00	$990.20	0.61%	$3.01
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2018, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 86-day period ended February 28, 2018 due to the class’ inception date of December 4, 2017.

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Schedule of Investments (unaudited)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.3%

Alabama 0.4%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$545,414
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250		10/01/48	500	551,430
Lower Alabama Gas Dist. Rev., Ser. A	5.000		09/01/46	1,000	1,199,900

					2,296,744

Alaska 0.6%
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD	1.140	(cc)	10/01/25	3,600	3,600,000

Arizona 3.9%
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250		10/01/28	2,000	2,107,020
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000		01/01/38	2,500	2,804,825
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Ser. A	5.000		01/01/41	1,000	1,128,250
Phoenix Civic Impt. Corp. Rev., Jr. Lien, Ser. A (Pre-refunded date 07/01/19)(ee)	5.000		07/01/39	5,000	5,230,950
Phoenix Civic Impt. Corp. Rev., Ser. A, AMT	5.000		07/01/47	2,000	2,230,220
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr., Rfdg.	4.000		09/01/29	2,000	2,100,700
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A, Rfdg.	4.000		01/01/38	2,000	2,106,420
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000		12/01/32	2,575	2,994,210
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000		12/01/37	3,320	3,884,931

					24,587,526

California 15.1%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000		09/01/24	5,500	6,423,890
Bay Area Toll Auth. Rev., Toll Bridge, Ser. F-1	5.000		04/01/56	2,000	2,239,860
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset-Bkd., Ser. B	5.100		06/01/28	1,250	1,250,400
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. A-1	5.000		11/01/27	1,000	1,221,100
California Hlth. Facs. Fin. Auth. Rev., Kaiser Permanente, Ser. A-2	4.000		11/01/44	3,000	3,074,910
California Hlth. Facs. Fin. Auth. Rev., Lucile Salter Packard Children	4.000		11/15/47	650	663,618
California Hlth. Facs. Fin. Auth. Rev., Lucile Salter Packard Children	5.000		11/15/56	1,500	1,688,940

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/36	1,000	$1,053,070
California Hlth. Facs. Fin. Auth. Rev., Stanford Healthcare., Ser. A	5.000		08/15/54	1,000	1,100,500
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg. (Pre-refunded date 11/15/20)(ee)	5.000		11/15/36	2,000	2,184,680
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250		08/15/31	1,000	1,111,080
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250		08/01/40	1,250	1,337,913
California St., GO	5.000		03/01/45	3,000	3,380,190
California St., GO	5.250		11/01/40	1,250	1,356,538
California St., GO, Rfdg.	5.000		08/01/45	500	566,730
California St., GO, Rfdg.	5.000		08/01/46	1,500	1,697,745
California St., Var. Purp., GO	5.000		10/01/29	2,000	2,108,260
California St., Var. Purp., GO	5.000		09/01/41	4,250	4,672,535
California St., Var. Purp., GO	5.000		10/01/41	1,250	1,376,662
California St., Var. Purp., GO	5.000		04/01/42	7,000	7,666,190
California St., Var. Purp., GO	5.000		10/01/44	2,500	2,828,400
California St., Var. Purp., GO	5.250		04/01/35	1,250	1,404,750
California St., Var. Purp., GO	5.500		11/01/39	1,000	1,063,590
California St., Var. Purp., GO	6.000		03/01/33	1,500	1,628,610
California St., Var. Purp., GO	6.000		04/01/38	3,500	3,666,215
California St., Var. Purp., GO	6.000		11/01/39	2,000	2,143,880
California St. Univ. Rev., Ser. A, Rfdg.	5.000		11/01/37	1,250	1,373,912
California Statewide Cmnty. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000		11/01/40	2,100	2,210,544
California Statewide Cmnty. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000		08/15/42	3,000	3,275,220
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(ee)	5.000		08/01/40	1,250	1,388,875
Golden St. Tob. Secur. Corp., Rev., Ser. A-1, Rfdg.	5.000		06/01/28	1,125	1,291,759
Golden St. Tob. Secur. Corp., Rev., Ser. A-1, Rfdg.	5.000		06/01/29	1,250	1,427,737
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	1,140	1,349,190
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/37	1,000	1,251,790
Los Angeles Calif. Dept. of Arpts. Rev., Ser. A, AMT	5.000		05/15/38	2,500	2,740,350
Los Angeles Calif. Dept. of Arpts. Rev., Sub. Ser. A, AMT	5.000		05/15/47	1,000	1,118,770
Los Angeles Calif. Dept. of Wtr. & Pwr. Sys. Rev., Ser. B	5.000		07/01/34	2,500	2,832,700
M-S-R Energy Auth., Calif., Ser. A	6.500		11/01/39	2,000	2,777,540
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.210	(s)	08/01/25	2,000	1,579,400
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000		05/01/33	1,750	1,913,957
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250		11/01/45	1,000	1,151,510

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
San Diego Cmnty. College Dist., Election 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000%	08/01/41	1,500	$1,666,650
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr., AMT	5.000	07/01/43	2,000	2,183,260
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. A, Rfdg., AMT	5.250	05/01/33	1,000	1,122,110
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser., Ser. F, Rfdg., AMT	5.000	05/01/28	1,635	1,776,215
San Francisco City & Cnty. Arpts. Comm. Rev., Ser. A, AMT	5.000	05/01/47	2,000	2,228,380
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	910,880

				96,481,005

Colorado 0.9%
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Rev.	4.000	01/15/45	1,500	1,505,985
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250	11/15/22	1,000	1,111,240
Denver Conv. Ctr. Htl. Auth. Rev., Sr., Rfdg.	5.000	12/01/40	500	546,605
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH (Pre-refunded date 06/01/19)(ee)	5.000	06/01/27	1,500	1,563,645
Univ. Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(ee)	5.375	06/01/32	1,000	1,047,680

				5,775,155

Connecticut 0.7%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375	09/01/28	1,000	1,059,660
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,338,450
Connecticut St. Special Tax Rev., Trans. Infrastructure, Ser. A	5.000	01/01/38	2,000	2,212,540

				4,610,650

District of Columbia 4.1%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(ee)	5.750	10/01/39	5,000	5,225,200
Dist. of Columbia, Rev., Friendship Pub. Chrt. Schl., Rfdg.	5.000	06/01/46	1,385	1,509,844
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	600	657,900
Dist. of Columbia, Rev., Kipp. Chrt. Schl. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	1,014,900
Dist. of Columbia, Rev., Kipp. Chrt. Schl. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	865,650
Dist. of Columbia, Rev., Kipp. Issue, Ser. A, Rfdg.	5.000	07/01/48	1,250	1,377,425
Dist. of Columbia, Ser. E, BHAC, GO	5.000	06/01/28	5,000	5,043,500

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

District of Columbia (cont’d.)
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Rfdg., AMT	5.000%	10/01/47	1,000	$1,113,420
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000	10/01/31	2,500	2,759,750
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.000	10/01/44	1,000	1,101,040
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250	10/01/27	1,000	1,020,410
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. B, AMT	5.000	10/01/25	3,000	3,215,010
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. C, AMT	5.000	10/01/27	1,000	1,088,320

				25,992,369

Florida 7.9%
Broward Cnty. FL Arpt. Rev., AMT	5.000	10/01/47	1,000	1,112,570
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.000	10/01/45	3,000	3,303,570
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,678,740
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,119,380
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000	05/01/26	1,000	1,115,820
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	553,705
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,125,310
Florida Higher Edl. Facs. Fin. Auth. Rev., Edl. Facs., Ringling Clg., Proj.	5.000	03/01/47	2,500	2,691,275
Greater Orlando Aviation Auth. Rev., Priority Sub. Ser. A, AMT	5.000	10/01/52	1,000	1,103,190
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000	11/15/37	2,440	2,617,852
Miami Beach Redev. Agcy. Tax Alloc., Tax Incr. Rev. City Ctr. Rfdg., AGM	5.000	02/01/44	1,500	1,683,015
Miami-Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000	10/01/41	2,500	2,669,425
Miami-Dade Cnty. Aviation Rev., Ser. B, Rfdg., AMT	5.000	10/01/40	2,000	2,233,720
Miami-Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Children’s Hospital, Ser. A, Rfdg.	5.000	08/01/42	1,955	2,167,215
Miami-Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. A	4.000	10/01/44	2,500	2,562,000
Miami-Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250	10/01/22	5,000	5,714,850
Mid-Bay Bridge Auth. Rev., Ser. A, Rfdg.	5.000	10/01/40	1,000	1,097,690
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750	10/01/43	1,500	1,639,575
Orange Cnty. Hlth. Fac. Auth. Rev., Orlando Hlth. Inc., Ser. B, Rfdg.	5.000	10/01/44	1,000	1,094,190

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	$543,760
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250	10/01/34	750	791,805
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250	04/01/39	2,500	2,595,450
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South FL., Rfdg.	5.000	08/15/47	1,000	1,106,250
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000	11/15/33	3,000	3,273,180
Tampa-Hillsborough Cnty. Expressway Auth. Rev., Ser. B, Rfdg.	4.000	07/01/42	2,000	2,054,500
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg.	4.000	05/01/27	350	364,161
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg.	4.000	05/01/28	360	371,142
Village Cmnty. Dev. Dist. No. 6, Spl. Assess., Rfdg.	4.000	05/01/29	375	384,836
Village Cmnty. Dev. Dist. No.10, Spl. Assess.	4.500	05/01/23	1,245	1,327,593

				50,095,769

Georgia 2.1%
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000	01/01/30	3,250	3,632,590
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000	01/01/30	500	538,915
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500	07/01/41	1,500	1,560,420
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250	09/01/39	5,000	5,265,100
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000	04/01/44	2,120	2,289,134

				13,286,159

Hawaii 0.9%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500	07/01/40	1,000	1,062,440
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750	07/01/40	500	534,150
Hawaii St. Arpts. Sys. Rev., Ser. A, AMT	5.000	07/01/45	1,000	1,103,000
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,767,375

				5,466,965

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Credit Grp., Ser. A	5.000	12/01/47	1,000	1,115,050

Illinois 13.4%
Chicago, Proj., Ser. A, Rfdg., GO	5.250	01/01/29	500	531,655
Chicago, Proj., Ser. A, Rfdg., GO, AGM	5.000	01/01/29	5,000	5,227,650

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Chicago, Rmkt., Rfdg., GO	5.000%	01/01/19	750	$766,417
Chicago, Ser. C, Rfdg., GO	5.000	01/01/23	270	287,480
Chicago, Ser. C, Rfdg., GO	5.000	01/01/24	340	366,857
Chicago, Ser. C, Rfdg., GO	5.000	01/01/26	1,000	1,084,090
Chicago Board of Ed. Dedicated Rev., Unrefunded, Rfdg., GO	5.000	12/01/18	1,000	1,016,410
Chicago Board of Ed. Rev., Dedicated Capital Impt.	5.000	04/01/46	1,000	1,065,760
Chicago O’Hare Int’l. Arpt. Rev., Gen Arpt., 3rd Lien, Ser. C (Pre-refunded date 01/01/21)(ee)	6.500	01/01/41	1,000	1,130,880
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt. Sr. Lien, Ser. B, Rfdg., AMT	5.000	01/01/32	2,000	2,136,920
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. D	5.250	01/01/42	2,000	2,296,560
Chicago Trans. Auth., 2nd Lien	5.000	12/01/46	3,000	3,205,710
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250	12/01/40	1,000	1,084,310
Chicago Wastewater Transmn. Rev., 2nd Lien	5.000	01/01/39	2,000	2,140,560
Chicago Wastewater Transmn. Rev., 2nd Lien, Rmkt., Ser. C, Rfdg.	5.000	01/01/39	2,000	2,146,820
Chicago Wastewater Transmn. Rev., 2nd Lien, Ser. A	5.000	01/01/47	1,000	1,072,960
Chicago Waterworks Rev., 2nd Lien, Rfdg.	5.000	11/01/32	1,295	1,397,525
Chicago Waterworks Rev., 2nd Lien, Rfdg.	5.000	11/01/36	2,140	2,371,548
Chicago Waterworks Rev., 2nd Lien, Ser. A-1	5.000	11/01/30	1,380	1,541,143
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B, Rfdg. (Pre-refunded date 04/01/19)(ee)	5.375	04/01/44	940	978,061
Illinois Fin. Auth. Rev., Central DuPage Hlth. (Pre-refunded date 11/01/19)(ee)	5.250	11/01/39	2,000	2,121,720
Illinois Fin. Auth. Rev., Northwestern Memorial, Ser. A, Rfdg.	4.000	07/15/47	1,500	1,532,505
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded date 05/01/20)(ee)	6.000	05/01/28	1,500	1,637,760
Illinois St., GO	5.000	05/01/39	1,000	1,011,030
Illinois St., GO	5.250	02/01/29	2,000	2,079,160
Illinois St., GO, Rfdg., AGM	5.000	01/01/23	3,000	3,133,290
Illinois St., Ser. A, GO	5.000	04/01/20	265	273,655
Illinois St., Ser. A, GO	5.000	12/01/42	2,500	2,544,225
Illinois St., Ser. B, GO, Rfdg.	5.250	01/01/20	1,505	1,561,272
Illinois St., Ser. C, GO	5.000	11/01/29	1,000	1,033,230
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000	06/15/20	2,000	2,136,140
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000	01/01/38	3,125	3,452,812
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000	01/01/42	2,000	2,251,160
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.000	01/01/40	5,000	5,593,100
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000	01/01/39	2,000	2,221,820

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois St., GO, Ser. D	5.000%		11/01/23	3,500	$3,673,810
Illinois St., GO, Ser. D	5.000		11/01/27	2,500	2,612,875
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.780	(s)	12/15/34	10,000	4,525,100
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.880	(s)	06/15/37	7,500	2,959,575
Railsplitter Tob. Settlement Auth. Rev.	5.000		06/01/28	1,000	1,134,180
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010 (Pre-refunded date 06/01/21)(ee)	6.000		06/01/28	1,250	1,413,987
Regl. Trans. Auth. Rev., Ser. A	4.000		06/01/37	3,605	3,699,163
Springfield Elec. Rev., Sr. Lien, AGM, Rfdg.	4.000		03/01/40	1,000	1,011,570

					85,462,455

Indiana 0.1%
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwrks. Proj., Unrefunded, Ser. A, Rfdg.	5.750		01/01/38	795	822,094

Kansas 0.5%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750		11/15/38	1,000	1,064,700
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Ser. A	5.000		09/01/45	2,170	2,430,074

					3,494,774

Kentucky 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A (Pre-refunded 06/01/20)(ee)	6.375		06/01/40	2,500	2,753,025
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250		06/01/39	500	527,495
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co., Ser. B	5.625		09/01/39	540	569,387

					3,849,907

Louisiana 1.1%
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries (Pre-refunded date 07/01/19)(ee)	6.750		07/01/39	1,000	1,067,090
Louisiana Pub. Facs. Auth. Rev., Ser. A, Rfdg.	5.000		07/01/39	2,000	2,192,740
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000		06/15/34	1,250	1,415,150
New Orleans Sewerage Serv. Rev.	5.000		06/01/45	500	547,950
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000		12/01/40	1,500	1,592,580

					6,815,510

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Maryland 0.7%
Frederick Cnty. Spl. Oblig. Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%	07/01/40	2,000	$2,109,660
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded date 07/01/21)(ee)	6.000	07/01/41	400	452,260
Washington Suburban Sanitary Comm. Rev., Consol. Pub. Impt., 2nd Ser., GO	4.000	06/01/40	2,150	2,245,159

				4,807,079

Massachusetts 3.5%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500	07/01/27	1,325	1,637,766
Massachusetts St. Dev. Fin. Agcy. Rev., Harvard Univ., Ser. A, Rfdg.	4.000	07/15/36	5,000	5,265,200
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare (Pre-refunded date 07/01/20)(ee)	5.375	07/01/41	5,000	5,433,600
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500	02/15/28	3,000	3,725,820
Massachusetts St. Port Auth., Ser. A, AMT	5.000	07/01/42	1,000	1,091,660
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	5,000	5,011,700

				22,165,746

Michigan 0.9%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375	10/15/41	750	832,387
Michigan St. Hosp. Fin. Auth. Rev., Ascension Sr. Credit Grp., Rfdg.	5.000	11/15/46	3,000	3,373,260
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000	12/01/28	1,500	1,658,325

				5,863,972

Minnesota 0.2%
Minneapolis-St. Paul Metropolitan Arpts. Comm. Rev., Sr., Ser. C	5.000	01/01/46	1,000	1,136,650

Missouri 0.6%
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys.	5.000	01/01/44	3,500	3,792,495

Nevada 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125	07/01/34	3,000	3,174,840

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey 7.0%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Grp.	5.750%	02/15/42	1,500	$1,637,250
Cape May Cnty. Indl. Poll. Ctrl. Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, Rfdg., NATL	6.800	03/01/21	2,615	2,923,308
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,702,065
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000	07/01/44	2,500	2,763,475
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,509,975
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	567,925
New Jersey Healthcare Facs. Fin. Auth. Rev., Hackensack Meridian Hlth., Ser. A, Rfdg.	5.000	07/01/39	1,500	1,695,570
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Oblig. Grp.	4.000	07/01/47	750	752,873
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Oblig. Grp.	5.000	07/01/42	1,000	1,110,910
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Rfdg.	5.000	07/01/43	1,500	1,653,585
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500	07/01/43	1,000	1,126,770
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500	07/01/38	2,000	2,090,580
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,101,970
New Jersey St. Tpke. Auth., Rev., Ser. G, Rfdg.	4.000	01/01/43	1,500	1,533,015
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. B, Rfdg.	5.000	01/01/40	1,000	1,133,600
New Jersey St. Trans. Trust Fund Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A-1	5.000	06/15/28	1,250	1,380,012
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500	12/15/23	3,000	3,373,470
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875	12/15/38	3,000	3,085,590
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500	06/15/31	1,000	1,069,540
New Jersey Turnpike Auth. Rev., Ser. A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,124,263
New Jersey Turnpike Auth. Rev., Ser. E, Rfdg.	5.000	01/01/32	1,500	1,739,850
New Jersey Turnpike Auth. Rev., Unrefunded, Ser. A	5.000	01/01/43	1,115	1,222,453
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.500	06/01/23	2,925	2,939,128
Tob. Settlement Fin. Corp. Rev., Asset-Bkd., Ser. 1A, Rfdg.	4.625	06/01/26	4,500	4,515,750

				44,752,927

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New York 5.4%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Pre-refunded date 01/15/20)(ee)	6.375%	07/15/43	750	$815,393
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A (Pre-refunded date 05/01/19)(ee)	6.000	05/01/33	1,000	1,050,750
Long Island Pwr. Auth. Rev.	5.000	09/01/47	1,000	1,126,340
Metropolitan Trans. Auth. Rev., Trans., Ser. D (Pre-refunded date 11/15/20)(ee)	5.250	11/15/40	2,000	2,193,420
Metropolitan Trans. Auth. Rev., Trans., Unrefunded, Ser. C	6.500	11/15/28	480	497,256
New York City, Unrefunded, Sub. Ser. I-1, GO	5.250	04/01/28	75	77,936
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250	01/15/39	1,500	1,546,260
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250	07/15/37	3,000	3,323,340
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., Future Tax Sec’d. Sub-Ser. D-1	5.000	11/01/38	3,000	3,284,070
New York City Wtr. & Swr. Sys. Rev., Unrefunded, Fiscal 2009, Ser. A	5.750	06/15/40	765	774,111
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,967,035
New York St. Dorm. Auth. Rev., Memorial Sloan Kettering, Ser. 1, Rfdg.	5.000	07/01/42	1,000	1,136,390
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000	07/01/21	1,685	1,803,085
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/20	2,100	2,273,607
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250	07/01/21	2,000	2,223,400
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B, ETM(ee)	5.500	10/15/23	3,750	4,377,637
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000	12/01/20	500	524,480
TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	2,000	2,200,280
Utility Debt Sec. Auth. Rev., Ser. TE	5.000	12/15/41	2,585	2,926,582

				34,121,372

North Carolina 0.2%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC, ETM(ee)	6.000	01/01/19	95	98,626

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

North Carolina (cont’d.)
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(ee)	6.000%		01/01/26	650	$749,288
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(ee)	6.400		01/01/21	425	458,609

					1,306,523

North Dakota 0.2%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875		07/01/26	1,000	1,050,860

Ohio 4.8%
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.125		06/01/24	4,940	4,673,783
Buckeye Ohio Tob. Settlement, Asset-Bkd. Sr. Turbo, Ser. A-2	5.875		06/01/30	3,500	3,383,800
Franklin Cnty. Hosp. Facs. Rev.	4.125		05/15/45	2,000	2,038,000
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000		11/01/45	2,000	2,034,300
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp., Rfdg.	4.000		11/01/47	2,400	2,426,784
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000		11/15/41	2,000	2,147,820
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000		06/01/42	1,250	1,347,912
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg. (Pre-refunded date 06/01/21)(ee)	6.250		12/01/34	400	456,296
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.650	(s)	12/01/19	1,720	1,671,032
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.000		11/15/41	750	862,035
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500		11/15/37	875	1,019,594
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250		08/01/41	800	870,992
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500		10/01/20	405	432,078
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000		01/01/42	2,000	2,187,560
Ohio St. Rev., Cleveland Clinic Hlth Sys., Ser. A, Rfdg.	4.000		01/01/36	2,500	2,605,225
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A (Pre-refunded date 12/01/19)(ee)	5.000		12/01/29	2,150	2,277,710

					30,434,921

Oklahoma 1.2%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000		02/15/42	1,500	1,672,620

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Oklahoma (cont’d.)
Oklahoma Tpke. Auth. Rev., 2nd Ser. C	4.000%		01/01/42	500	$515,375
Oklahoma Tpke. Auth. Rev., Ser. A	5.000		01/01/42	3,000	3,364,680
Stillwater OK Util. Auth. Rev., Ser. A	5.000		10/01/39	1,865	2,120,785

					7,673,460

Oregon 0.8%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(ee)	5.000		11/15/33	3,500	3,647,980
Port of Portland Arpt. Rev., Ser. 24B, AMT	5.000		07/01/42	1,500	1,664,775

					5,312,755

Pennsylvania 5.1%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375		12/01/41	2,700	2,954,529
CommonWealth Fing. Auth. Rev., Tob. Mstr. Settlement Payment	5.000		06/01/34	1,000	1,105,480
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125		06/01/41	2,000	2,129,840
Geisinger Auth. Rev., Ser. A-1, Rfdg.	5.000		02/15/45	1,000	1,113,610
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000		06/01/44	3,000	3,249,180
Pennsylvania Higher Edl. Fac. Auth. Rev., Trustees Univ. of Pennsylvania, Ser. A	4.000		08/15/41	3,200	3,344,576
Pennsylvania Higher Edl. Fac. Auth. Rev., Univ. of Penn. Hlth. Sys. Ser. A	4.000		08/15/42	2,300	2,343,539
Pennsylvania Tpke. Comm. Rev., Ser. A	5.000		12/01/38	1,000	1,114,190
Pennsylvania Tpke. Comm. Rev., Ser. A-1	5.000		12/01/47	1,000	1,108,970
Pennsylvania Tpke. Comm. Rev., Ser. A-1, Rfdg.	5.000		12/01/40	1,500	1,660,050
Pennsylvania Tpke. Comm. Rev., Ser. B	5.000		12/01/45	7,000	7,731,780
Pennsylvania Tpke. Comm. Rev., Sub. Ser. B-1	5.250		06/01/47	2,000	2,234,140
Philadelphia Arpt. Rev., Ser. B, Rfdg., AMT	5.000		07/01/47	1,000	1,100,080
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hospital, Rfdg.	4.000		07/01/37	1,000	1,028,220

					32,218,184

Puerto Rico 0.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750		07/01/37	1,260	902,475
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000		07/01/47	1,050	752,062
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, 3 Month LIBOR x 0.67 + 0.700%(d)	1.835	(c)	07/01/31	5,000	1,812,500
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C(d)	5.250		08/01/40	750	426,563

					3,893,600

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Rhode Island 0.4%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC (Pre-refunded date 05/15/19)(ee)	7.000%	05/15/39	2,000	$2,130,820
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	400	427,520

				2,558,340

South Carolina 1.0%
South Carolina Prt. Auth. Rev, AMT	4.000	07/01/45	1,000	1,005,640
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125	12/01/43	2,000	2,165,600
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.750	12/01/43	3,000	3,345,180

				6,516,420

South Dakota 0.4%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000	06/01/27	1,000	1,098,940
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,600	1,698,432

				2,797,372

Tennessee 0.6%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250	01/01/45	1,500	1,599,840
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750	07/01/25	1,000	1,083,750
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,097,340

				3,780,930

Texas 8.1%
Austin Conv. Enterprises, Inc., Rev., Ser. A, Rfdg.	5.000	01/01/34	1,100	1,238,600
Austin TX Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A (Pre-refunded date 11/15/19)(ee)	5.125	11/15/29	2,000	2,120,340
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg. (Escrow Bond)^(d)	5.400	10/01/29	1,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Rmkt., Rfdg., AMT (Escrow Bond)^(d)	5.400	05/01/29	1,500	—
Central TX Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded date 01/01/21)(ee)	6.000	01/01/41	1,000	1,114,200
Central TX Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,092,820
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000	08/15/43	1,000	1,140,410

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%		08/15/39	1,000	$1,109,100
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000		11/01/35	5,000	5,348,100
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125		10/01/43	2,000	2,204,960
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500		10/01/39	1,500	1,579,815
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000		12/01/45	1,500	1,513,155
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000		11/01/36	3,000	3,305,190
Harris Cnty. Toll Road Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.000		08/15/43	3,000	3,437,850
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500		07/01/39	1,000	1,013,110
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000		07/01/25	575	624,485
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000		07/01/32	1,000	1,084,850
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg.	5.000		07/01/32	2,000	2,197,900
Houston Combined Util. Sys. Rev., 1st Lien, Rfdg., AGC (Pre-refunded date 05/15/19)(ee)	5.250		11/15/33	1,430	1,492,949
Houston Combined Util. Sys. Rev., Unrefunded, 1st Lien, Ser. A, Rfdg., AGC	5.250		11/15/33	80	83,453
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250		05/15/28	2,000	2,016,180
New Hope Cultural Ed. Facs. Corp. Rev., Childrens Hlth. Sys., Ser. A, Rfdg.	4.000		08/15/40	1,250	1,267,687
North TX Twy. Auth. Rev., First Tier, Rfdg. (Pre-refunded date 01/01/21)(ee)	6.000		01/01/38	1,000	1,117,130
North TX Twy. Auth. Rev., Ser. B, Rfdg.	5.000		01/01/45	2,000	2,208,900
North TX Twy. Auth. Rev., Spl. Projs., Ser. A (Pre-refunded date 09/01/21)(ee)	5.500		09/01/41	1,000	1,123,420
North TX Twy. Auth. Rev., Unrefunded, First Tier, Ser. A, Rfdg.	6.250		01/01/39	370	383,157
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg. (Escrow Bond)^(d)	6.150		08/01/22	1,000	—
San Antonio Wtr. Sys. Rev., Jr. Lien, Ser. C, Rfdg.	5.000		05/15/41	1,000	1,131,680
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000		11/15/36	1,500	1,536,855
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B, 3 Month LIBOR x 0.67 + 0.700%	1.780	(c)	12/15/26	1,500	1,472,760
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000		06/30/40	2,500	2,762,925
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750		06/30/43	500	579,270
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000		12/31/38	1,500	1,762,110
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250		12/01/23	2,500	2,615,675

					51,679,036

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Virginia 0.3%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%	05/15/40	2,000	$2,181,280

Washington 3.2%
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000	09/01/26	1,115	1,213,254
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000	02/01/24	2,500	2,701,625
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.	5.750	12/01/35	625	662,163
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000	12/01/37	1,000	1,061,860
Washington St. Healthcare Facs. Auth. Rev., Multicare Hlth. Sys., Ser. B, Rfdg.	4.000	08/15/41	2,000	2,021,280
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,930,459
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg. (Pre-refunded date 07/01/20)(ee)	5.500	07/01/30	1,115	1,212,183
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000	10/01/39	3,500	3,659,145
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000	10/01/42	2,000	2,172,260
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000	10/01/47	1,000	1,122,900
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,710,810

				20,467,939

West Virginia 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., Rfdg., AMT	2.875	12/15/26	460	447,815

Wisconsin 0.9%
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Ser. B1, Rfdg.	4.000	11/15/43	1,500	1,514,970
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000	11/15/46	2,500	2,529,550
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Children’s Hosp. of Wisconsin, Rfdg.	4.000	08/15/47	2,000	2,021,180

				6,065,700

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	$525,190

TOTAL INVESTMENTS 99.3% (cost $606,856,857)				632,477,538
Other assets in excess of liabilities 0.7%				4,429,767

NET ASSETS 100.0%				$636,907,305

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corp.

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Co.

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2018.

See Notes to Financial Statements.

28

Futures contracts outstanding at February 28, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Position:
18	20 Year U.S. Treasury Bonds	Jun. 2018	$2,581,875	$(8,271)

Cash of $150,000 has been segregated with Citigroup Global Markets to cover requirement for open futures contracts as of February 28, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$2,296,744	$—
Alaska	—	3,600,000	—
Arizona	—	24,587,526	—
California	—	96,481,005	—
Colorado	—	5,775,155	—
Connecticut	—	4,610,650	—
District of Columbia	—	25,992,369	—
Florida	—	50,095,769	—
Georgia	—	13,286,159	—
Hawaii	—	5,466,965	—
Idaho	—	1,115,050	—
Illinois	—	85,462,455	—
Indiana	—	822,094	—
Kansas	—	3,494,774	—
Kentucky	—	3,849,907	—

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Louisiana	$—	$6,815,510	$—
Maryland	—	4,807,079	—
Massachusetts	—	22,165,746	—
Michigan	—	5,863,972	—
Minnesota	—	1,136,650	—
Missouri	—	3,792,495	—
Nevada	—	3,174,840	—
New Jersey	—	44,752,927	—
New York	—	34,121,372	—
North Carolina	—	1,306,523	—
North Dakota	—	1,050,860	—
Ohio	—	30,434,921	—
Oklahoma	—	7,673,460	—
Oregon	—	5,312,755	—
Pennsylvania	—	32,218,184	—
Puerto Rico	—	3,893,600	—
Rhode Island	—	2,558,340	—
South Carolina	—	6,516,420	—
South Dakota	—	2,797,372	—
Tennessee	—	3,780,930	—
Texas	—	51,679,036	—
Virginia	—	2,181,280	—
Washington	—	20,467,939	—
West Virginia	—	447,815	—
Wisconsin	—	6,065,700	—
Wyoming	—	525,190	—
Other Financial Instruments*
Futures Contracts	(8,271)	—	—

Total	$(8,271)	$632,477,538	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

30

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2018 were as follows:

Healthcare	22.3%
Transportation	21.8
General Obligation	12.2
Education	6.7
Pre-Refunded	6.3
Special Tax/Assessment District	6.3
Water & Sewer	5.3
Lease Backed Certificate of Participation	4.4
Power	3.7
Tobacco	3.5
Pre-pay Gas	2.5%
Corporate Backed IDB & PCR	2.2
Development	1.1
Tobacco Appropriated	0.7
Insurance	0.2
Solid Waste/Resource Recovery	0.1

99.3
Other assets in excess of liabilities	0.7%

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker— variation margin futures	$8,271	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$286

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(8,271)

For the six months ended February 28, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$860,625

(1)	Notional Amount in USD.

See Notes to Financial Statements.

32

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2018

Assets
Unaffiliated investments (cost $606,856,857)	$632,477,538
Cash	47,922
Deposit with broker for futures	150,000
Interest receivable	7,385,979
Receivable for investments sold	5,842,948
Receivable for Fund shares sold	410,542
Prepaid expenses	3,317

Total assets	646,318,246

Liabilities
Payable for investments purchased	7,912,965
Payable for Fund shares reacquired	748,778
Dividends payable	246,350
Management fee payable	233,122
Distribution fee payable	130,299
Unaffiliated transfer agent’s fees and expenses payable	90,575
Affiliated transfer agent fee payable	30,282
Accrued expenses and other liabilities	14,633
Due to broker—variation margin futures	3,937

Total liabilities	9,410,941

Net Assets	$636,907,305

Net assets were comprised of:
Common stock, at par	$436,739
Paid-in capital in excess of par	620,759,137

621,195,876
Undistributed net investment income	1,659,586
Accumulated net realized loss on investment transactions	(11,560,567)
Net unrealized appreciation on investments	25,612,410

Net assets, February 28, 2018	$636,907,305

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share ($535,961,461 ÷ 36,754,915 shares of common stock issued and outstanding)	$14.58
Maximum sales charge (4.00% of offering price)	0.61

Maximum offering price to public	$15.19

Class B
Net asset value, offering price and redemption price per share
($15,549,254 ÷ 1,063,279 shares of common stock issued and outstanding)	$14.62

Class C
Net asset value, offering price and redemption price per share
($27,159,662 ÷ 1,858,517 shares of common stock issued and outstanding)	$14.61

Class Q
Net asset value, offering price and redemption price per share
($111,718 ÷ 7,669 shares of common stock issued and outstanding)	$14.57

Class Z
Net asset value, offering price and redemption price per share
($58,125,210 ÷ 3,989,524 shares of common stock issued and outstanding)	$14.57

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	35

Statement of Operations (unaudited)

Six Months Ended February 28, 2018

Net Investment Income (Loss)
Income
Interest income	$13,585,530

Expenses
Management fee	1,552,099
Distribution fee(a)	869,051
Transfer agent’s fees and expenses (including affiliated expense of $72,362)(a)	206,210
Custodian and accounting fees	50,505
Registration fees(a)	40,499
Shareholders’ reports	20,480
Audit fee	19,400
Legal fees and expenses	12,784
Directors’ fees	9,317
Miscellaneous	11,018

Total expenses	2,791,363
Less: Fee waiver and/or expense reimbursement(a)	(5,130)
Custodian fee credit	(2,043)

Net expenses	2,784,190

Net investment income (loss)	10,801,340

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	2,906,614
Futures transactions	286

2,906,900

Net change in unrealized appreciation (depreciation) on:
Investments	(21,034,389)
Futures	(8,271)

(21,042,660)

Net gain (loss) on investment transactions	(18,135,760)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(7,334,420)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Q	Class Z
Distribution fee	687,533	41,154	140,364	—	—
Transfer agent’s fees and expenses	173,556	7,797	8,942	32	15,883
Registration fees	10,432	8,113	7,893	5,099	8,962
Fee waiver and/or expense reimbursement	—	—	—	(5,130)	—

See Notes to Financial Statements.

36

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,801,340	$23,276,178
Net realized gain (loss) on investment transactions	2,906,900	(4,928,510)
Net change in unrealized appreciation (depreciation) on investments	(21,042,660)	(19,198,499)

Net increase (decrease) in net assets resulting from operations	(7,334,420)	(850,831)

Dividends from net investment income
Class A	(9,274,458)	(19,976,098)
Class B	(246,506)	(675,580)
Class C	(360,450)	(851,433)
Class Q	(143)	—
Class Z	(971,678)	(1,469,357)

	(10,853,235)	(22,972,468)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	30,087,897	52,046,861
Net asset value of shares issued in reinvestment of dividends and distributions	9,185,714	19,363,359
Cost of shares reacquired	(48,663,140)	(91,763,432)

Net increase (decrease) in net assets from Fund share transactions	(9,389,529)	(20,353,212)

Total increase (decrease)	(27,577,184)	(44,176,511)

Net Assets:
Beginning of period	664,484,489	708,661,000

End of period(a)	$636,907,305	$664,484,489

(a) Includes undistributed net investment income of:	$1,659,586	$1,711,481

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	37

Notes to Financial Statements (unaudited)

Prudential National Muni Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

38

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees, distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waiver and/or expense reimbursement.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

40

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements (continued)

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of the average daily net assets of the Fund up to and including $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $250 million, 0.40% of the next $250 million and 0.375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate before any waivers and/or expense reimbursement was 0.48% for the six months ended February 28, 2018. The effective management fee rate net of waivers and/or expense reimbursement was 0.48%.

PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2019, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.61% of average daily net assets for Class Q shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $171,833 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2018. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2018 it received $5,000, $3,787 and $1,053 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

42

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the six months ended February 28, 2018, the Fund’s purchases and sales transactions under Rule 17a-7, were $5,302,234 and $2,401,181, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended February 28, 2018, were $129,442,291 and $138,935,992, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2018 were as follows:

Tax Basis	$604,633,231

Gross Unrealized Appreciation	33,136,232
Gross Unrealized Depreciation	(5,300,196)

Net Unrealized Appreciation	$27,836,036

The book basis may differ from tax basis due to tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund expired approximately $35,000 of its capital loss carryforward in the

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements (continued)

fiscal year ended August 31, 2017. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$10,198,000

Pre-Enactment Losses:
Expiring 2018	3,328,000
Expiring 2019	1,157,000

$4,485,000

The Fund elected to treat certain post-October losses of approximately $2,725,000 as having been incurred in the following fiscal year (August 31, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue .

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.00%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

44

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $0.01 par value per share, authorized and divided into six classes, designated Class A, Class B, Class C, Class Z, Class T and Class Q common stock, each of which consists of 150 million, 5 million, 25 million, 375 million, 75 million and 370 million shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2018, Prudential, through its affiliate entities, owned 681 shares of Class Q. At reporting period end, three shareholders of record held 37% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2018:
Shares sold	751,066	$11,140,365
Shares issued in reinvestment of dividends and distributions	526,789	7,786,834
Shares reacquired	(2,379,792)	(35,291,777)

Net increase (decrease) in shares outstanding before conversion	(1,101,937)	(16,364,578)
Shares issued upon conversion from other share class(es)	154,489	2,308,594
Shares reacquired upon conversion into other share class(es)	(120,786)	(1,783,126)

Net increase (decrease) in shares outstanding	(1,068,234)	$(15,839,110)

Year ended August 31, 2017:
Shares sold	2,021,394	$30,035,467
Shares issued in reinvestment of dividends and distributions	1,126,210	16,768,602
Shares reacquired	(4,484,399)	(66,826,754)

Net increase (decrease) in shares outstanding before conversion	(1,336,795)	(20,022,685)
Shares issued upon conversion from other share class(es)	293,891	4,373,168
Shares reacquired upon conversion into other share class(es)	(599,654)	(8,861,492)

Net increase (decrease) in shares outstanding	(1,642,558)	$(24,511,009)

Class B
Six months ended February 28, 2018:
Shares sold	2,830	$41,516
Shares issued in reinvestment of dividends and distributions	13,777	204,249
Shares reacquired	(45,894)	(683,006)

Net increase (decrease) in shares outstanding before conversion	(29,287)	(437,241)
Shares reacquired upon conversion into other share class(es)	(122,703)	(1,841,509)

Net increase (decrease) in shares outstanding	(151,990)	$(2,278,750)

Year ended August 31, 2017:
Shares sold	11,611	$175,826
Shares issued in reinvestment of dividends and distributions	36,456	544,436
Shares reacquired	(152,667)	(2,270,981)

Net increase (decrease) in shares outstanding before conversion	(104,600)	(1,550,719)
Shares reacquired upon conversion into other share class(es)	(270,319)	(4,036,847)

Net increase (decrease) in shares outstanding	(374,919)	$(5,587,566)

Prudential National Muni Fund, Inc.	45

Notes to Financial Statements (continued)

Class C	Shares	Amount
Six months ended February 28, 2018:
Shares sold	147,131	$2,186,062
Shares issued in reinvestment of dividends and distributions	21,941	325,031
Shares reacquired	(211,171)	(3,141,140)

Net increase (decrease) in shares outstanding before conversion	(42,099)	(630,047)
Shares reacquired upon conversion into other share class(es)	(63,697)	(948,074)

Net increase (decrease) in shares outstanding	(105,796)	$(1,578,121)

Year ended August 31, 2017:
Shares sold	340,035	$5,096,123
Shares issued in reinvestment of dividends and distributions	50,307	750,663
Shares reacquired	(524,851)	(7,808,346)

Net increase (decrease) in shares outstanding before conversion	(134,509)	(1,961,560)
Shares reacquired upon conversion into other share class(es)	(117,069)	(1,750,743)

Net increase (decrease) in shares outstanding	(251,578)	$(3,712,303)

Class Q
Period ended February 28, 2018*:
Shares sold	4,454	$65,106
Shares issued in reinvestment of dividends and distributions	10	143
Shares reacquired	(1)	(14)

Net increase (decrease) in shares outstanding before conversion	4,463	65,235
Shares issued upon conversion from other share class(es)	3,206	46,755

Net increase (decrease) in shares outstanding	7,669	$111,990

Class Z
Six months ended February 28, 2018:
Shares sold	1,125,921	$16,654,848
Shares issued in reinvestment of dividends and distributions	58,873	869,457
Shares reacquired	(646,123)	(9,547,203)

Net increase (decrease) in shares outstanding before conversion	538,671	7,977,102
Shares issued upon conversion from other share class(es)	181,585	2,684,445
Shares reacquired upon conversion into other share class(es)	(31,371)	(467,085)

Net increase (decrease) in shares outstanding	688,885	$10,194,462

Year ended August 31, 2017:
Shares sold	1,127,597	$16,739,445
Shares issued in reinvestment of dividends and distributions	87,356	1,299,658
Shares reacquired	(995,278)	(14,857,351)

Net increase (decrease) in shares outstanding before conversion	219,675	3,181,752
Shares issued upon conversion from other shares class(es)	710,411	10,496,892
Shares reacquired upon conversion into other share class(es)	(14,963)	(220,978)

Net increase (decrease) in shares outstanding	915,123	$13,457,666

*	Commencement of offering was December 4, 2017.

46

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2018.

Prudential National Muni Fund, Inc.	47

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(c)		2017(c)	2016(c)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.00		$15.52	$15.00	$15.25	$14.21	$15.60
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.52	0.54	0.56	0.58	0.57
Net realized and unrealized gain (loss) on investment transactions	(0.42)		(0.52)	0.51	(0.27)	1.03	(1.40)
Total from investment operations	(0.17)		-	1.05	0.29	1.61	(0.83)
Less Dividends:
Dividends from net investment income	(0.25)		(0.52)	(0.53)	(0.54)	(0.57)	(0.56)
Net asset value, end of period	$14.58		$15.00	$15.52	$15.00	$15.25	$14.21
Total Return(a):	(1.16)%		0.06%	7.14%	1.93%	11.47%	(5.53)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$535,961		$567,228	$612,452	$594,949	$636,897	$633,370
Average net assets (000)	$554,585		$576,650	$600,384	$624,919	$632,625	$724,250
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement(b)	0.83%	(e)	0.84%	0.84%	0.84%	0.84%	0.82%
Expenses before waivers and/or expense reimbursement(b)	0.83%	(e)	0.84%	0.84%	0.87%	0.89%	0.87%
Net investment income (loss)	3.36%	(e)	3.51%	3.55%	3.66%	3.89%	3.67%
Portfolio turnover rate(d)	20%	(f)	33%	20%	15%	12%	25%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.
(c)	Calculated based on average shares outstanding during the period.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

48

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(b)		2017(b)	2016(b)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.04		$15.56	$15.05	$15.30	$14.26	$15.64
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.49	0.51	0.53	0.54	0.53
Net realized and unrealized gain (loss) on investment transactions	(0.42)		(0.53)	0.50	(0.27)	1.03	(1.38)
Total from investment operations	(0.20)		(0.04)	1.01	0.26	1.57	(0.85)
Less Dividends:
Dividends from net investment income	(0.22)		(0.48)	(0.50)	(0.51)	(0.53)	(0.53)
Net asset value, end of period	$14.62		$15.04	$15.56	$15.05	$15.30	$14.26
Total Return(a):	(1.33)%		(0.19)%	6.79%	1.68%	11.17%	(5.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,549		$18,278	$24,749	$27,670	$32,479	$32,891
Average net assets (000)	$16,598		$21,017	$26,104	$30,215	$32,599	$36,454
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.21%	(d)	1.09%	1.09%	1.09%	1.09%	1.07%
Expenses before waivers and/or expense reimbursement	1.21%	(d)	1.09%	1.09%	1.09%	1.09%	1.07%
Net investment income (loss)	2.98%	(d)	3.26%	3.30%	3.41%	3.64%	3.43%
Portfolio turnover rate(c)	20%	(e)	33%	20%	15%	12%	25%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	The portfolio turnover rate includes variable rate demand notes.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	49

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(b)		2017(b)	2016(b)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.03		$15.56	$15.04	$15.30	$14.25	$15.64
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.41	0.43	0.44	0.47	0.45
Net realized and unrealized gain (loss) on investment transactions	(0.42)		(0.53)	0.51	(0.27)	1.04	(1.39)
Total from investment operations	(0.23)		(0.12)	0.94	0.17	1.51	(0.94)
Less Dividends:
Dividends from net investment income	(0.19)		(0.41)	(0.42)	(0.43)	(0.46)	(0.45)
Net asset value, end of period	$14.61		$15.03	$15.56	$15.04	$15.30	$14.25
Total Return(a):	(1.54)%		(0.72)%	6.36%	1.12%	10.69%	(6.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,160		$29,522	$34,471	$25,593	$24,900	$26,279
Average net assets (000)	$28,305		$31,063	$29,890	$25,478	$24,794	$33,348
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.64%	(d)	1.59%	1.59%	1.59%	1.59%	1.57%
Expenses before waivers and/or expense reimbursement	1.64%	(d)	1.59%	1.59%	1.59%	1.59%	1.57%
Net investment income (loss)	2.55%	(d)	2.76%	2.79%	2.92%	3.14%	2.90%
Portfolio turnover rate(c)	20%	(e)	33%	20%	15%	12%	25%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	The portfolio turnover rate includes variable rate demand notes.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

50

Class Q Shares
	December 4, 2017(a) through February 28, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.24)
Total from investment operations	(0.11)
Less Dividends:
Dividends from net investment income	(0.14)
Net asset value, end of period	$14.57
Total Return(c):	(0.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112
Average net assets (000)	$15
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61%	(e)
Expenses before waivers and/or expense reimbursement	147.67%	(e)
Net investment income (loss)	4.12%	(e)
Portfolio turnover rate(d)	20%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	51

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(b)		2017(b)	2016(b)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$14.98		$15.51	$14.99	$15.24	$14.20	$15.58
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.56	0.58	0.59	0.61	0.60
Net realized and unrealized gain (loss) on investment transactions	(0.41)		(0.54)	0.51	(0.26)	1.03	(1.38)
Total from investment operations	(0.15)		0.02	1.09	0.33	1.64	(0.78)
Less Dividends:
Dividends from net investment income	(0.26)		(0.55)	(0.57)	(0.58)	(0.60)	(0.60)
Net asset value, end of period	$14.57		$14.98	$15.51	$14.99	$15.24	$14.20
Total Return(a):	(0.98)%		0.24%	7.41%	2.18%	11.75%	(5.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,125		$49,457	$36,989	$28,490	$19,660	$19,286
Average net assets (000)	$54,376		$39,555	$31,385	$23,736	$18,061	$26,027
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61%	(d)	0.59%	0.59%	0.59%	0.59%	0.57%
Expenses before waivers and/or expense reimbursement	0.61%	(d)	0.59%	0.59%	0.59%	0.59%	0.57%
Net investment income (loss)	3.59%	(d)	3.77%	3.79%	3.92%	4.14%	3.90%
Portfolio turnover rate(c)	20%	(e)	33%	20%	15%	12%	25%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principle. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	The portfolio turnover rate includes variable rate demand notes.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

52

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL NATIONAL MUNI FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PRNMX	PBHMX	PNMCX	PNMQX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U600	74441U402

MF104E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2018